CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and restricted cash	¥ 309	¥ 2,533
Loans receivable, net of credit impairment losses	0	193,682
Trade receivable	4,670	0
Prepaid expenses and others	6,967	6,129
Total current assets	11,946	202,344
Non-current assets
Property and equipment, net	153	36,325
Intangible asset	46,745	44,847
Total non-current assets	46,898	81,172
Total assets	58,844	283,516
Liabilities
Loans payable	0	161,439
Convertible notes payable	5,451	10,011
Salary and benefit payable	2,689	14,013
Income taxes payable	0	32,477
Interest payable	0	90,898
Other payable	21,385	25,833
Total current liabilities	29,525	334,671
Shareholders' equity/(deficit)
Share capital	4,749	3,810
Additional paid-in capital	510,622	438,193
Statutory reserve	0	18,706
General risk reserve	0	9,180
Foreign currency translation reserve	47,608	(1,422)
Accumulated losses	(533,660)	(497,691)
Non-controlling interests in equity	0	(21,931)
Total shareholders' equity/(deficit)	29,319	(51,155)
Total equity/(deficit) and liabilities	¥ 58,844	¥ 283,516